Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contracts with Customers
Note 5 - Contracts with Customers
Contract Assets and Liabilities

When the right to consideration becomes unconditional based on the contractual billing schedule, accrued revenue is recognized. At the point that accrued revenue is billed, trade accounts receivable are recognized. Payment terms on invoice amounts are typically 30 days.

Deferred mobilization, demobilization and contract preparation revenue includes revenues received for rig mobilization as well as preparation and upgrade activities, in addition to demobilization revenues expected to be received upon contract commencement and other lump-sum revenues relating to the firm periods of our contracts. These revenues are allocated to the overall performance obligation and recognized on a straight-line basis over the initial term of the contracts.
The following presents our contract assets and liabilities from our contracts with customers:

	As of December 31,
(In $ millions)	2022	2021

Accrued revenue (1)	57.4	20.2
Current contract assets	57.4	20.2

Non-current accrued revenue (2)	3.8	—
Non-current contract assets	3.8	—
Total contract assets	61.2	20.2

Current deferred mobilization, demobilization and contract preparation revenue	(57.3)	(3.9)
Current contract liability	(57.3)	(3.9)

Non-current deferred mobilization, demobilization and contract preparation revenue	(68.7)	(2.5)
Non-current contract liability	(68.7)	(2.5)
Total contract liability	(126.0)	(6.4)
(1) Accrued revenue includes $0.7 million pertaining to the current portion of deferred demobilization revenue, $0.5 million related to the current portion of deferred variable rate revenue and $0.9 million related to the current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts.
(2) Non-current accrued revenue includes $1.5 million pertaining to the non-current portion of deferred demobilization revenue and $2.3 million related to non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts. Non-current accrued revenue is included in "Other non-current assets" in our Consolidated Balance Sheets (see Note 18 - Other Non-Current Assets).
Total movement in our contract assets and contract liabilities balances during the years ended December 31, 2022 and 2021 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2020	20.3	2.6
Performance obligations satisfied during the reporting period	20.2	—
Amortization of revenue	—	(5.9)
Cash received, excluding amounts recognized as revenue	—	9.7
Cash received against the contract asset balance	(20.3)	—
Balance as of December 31, 2021	20.2	6.4
Performance obligations satisfied during the reporting period	55.1	—
Amortization of revenue	—	(22.1)
Unbilled demobilization revenue	2.2	—
Unbilled variable rate revenue	3.9	—
Performance obligations to be satisfied over time	—	2.2
Cash received, excluding amounts recognized as revenue	—	139.5
Cash received against the contract asset balance	(20.2)	—
Balance as of December 31, 2022	61.2	126.0
Timing of revenue
The Company derives its revenue from contracts with customers for the transfer of goods and services, from various activities performed both at a point in time and over time, under the output method.

	For the years ended December 31,
(In $ millions)	2022	2021	2020
Over time	418.6	234.7	288.8
Point in time	25.2	10.6	18.7
Total	443.8	245.3	307.5

Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows as at December 31, 2022:

	For the years ending December 31,
(In $ millions)	2023	2024	2025	2026 onwards
Dayrate revenue	429.5	185.5	147.3	167.5
Other revenue (1)	52.1	35.0	24.7	15.5
Total	481.6	220.5	172.0	183.0

(1) Other revenue represents lump sum revenue associated with contract preparation and mobilization and is recognized ratably over the firm term of the associated contract in "Dayrate revenue" in the Consolidated Statements of Operations.

Contract Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.

	As of December 31,
(In $ millions)	2022	2021
Current deferred mobilization and contract preparation costs	38.4	17.2
Non-current deferred mobilization and contract preparation costs (1)	17.1	4.4
Total deferred mobilization and contract preparation asset	55.5	21.6

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Consolidated Balance Sheets (see Note 18 - Other Non-Current Assets).

For the year ended December 31, 2022, total deferred mobilization and contract preparation costs increased by $33.9 million, as a result of $70.6 million additional deferred contract preparation and mobilization costs of the rigs "Arabia I", "Arabia II", "Prospector 5", "Ran", "Saga", "Idun", "Mist", "Natt", "Gerd" and "Groa", offset by amortization of $36.7 million. For the year ended December 31, 2021, total deferred mobilization and contract preparation costs increased by $15.9 million, as a result of $28.5 million additional deferred contract preparation and mobilization costs of the rigs "Norve", "Idun", "Natt", "Skald", "Groa", "Gerd", "Mist" and "Ran", offset by amortization of $12.6 million.